Other Long-Term Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Other Long Term Liabilities [Line Items]
Liability for contingent consideration in respect of business combinations	$ 1,762	[1]	$ 4,968	[1]
Total other long-term liabilities	5,758		10,249
OCS [Member]
Other Long Term Liabilities [Line Items]
Liability for contingent consideration in respect of business combinations	$ 3,996	[2]	$ 5,281	[2]
Sela Acquisition [Member] | OCS [Member]
Other Long Term Liabilities [Line Items]
Effective interest rate used in the capitalization of the liabilities to the OCS	21.00%		20.00%
Printar [Member] | OCS [Member]
Other Long Term Liabilities [Line Items]
Effective interest rate used in the capitalization of the liabilities to the OCS	10.00%		16.00%

[1]	In accordance with ASC Topic 820 (Statement 157), the Company's liabilities for contingent consideration in respect of the acquisitions of Printar and SELA (see Note 23) are measured at fair value using Level 3 inputs. See Note 1B for the effect of the Company's decision regarding SELA's future operations.
[2]	Liability to OCS is in respect of the acquisitions of Printar, SELA and new grants received in 2010 and 2009. See Note 1B for the effect of the Company's decision regarding SELA's future operations. The effective interest rate used in the capitalization of the liabilities to the OCS in respect of the acquisitions of Printar and SELA as of December 31, 2013 were 10% and 21%, respectively. (As of December 31, 2012, 16% and 20%, for Printar and SELA, respectively).